Employee Benefit Plans (Tables)	12 Months Ended
Aug. 31, 2022
Employee Benefit Plans [Abstract]
Accrued Benefit Liabilities Recognized

	2022	2021
Non-registered plans
Accrued benefit obligation	385	489
Fair value of plan assets	415	468

Accrued benefit (assets) liabilities and deficit	(30)	21

Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets

	SERP $	ERP $	2022 Total $	SERP $	ERP $	2021 Total $

Accrued benefit obligation, beginning of year	447	42	489	477	36	513

Current service cost	–	9	9	–	9	9

Interest cost	14	2	16	13	1	14

Payment of benefits to employees	(20)	(1)	(21)	(20)	(2)	(22)

Transfer from DC plan	–	–	–	–	1	1

Remeasurements:

Effect of changes in demographic assumptions	–	–	–	–	–	–

Effect of changes in financial assumptions	(81)	(10)	(91)	(24)	(3)	(27)

Effect of experience adjustments	(16)	(1)	(17)	1	–	1

Accrued benefit obligation, end of year	344	41	385	447	42	489

Fair value of plan assets, beginning of year	428	40	468	415	30	445

Employer contributions	–	–	–	–	10	10

Interest income	13	1	14	11	–	11

Transfer from DC plan	–	–	–	–	1	1

Payment of benefits	(20)	(1)	(21)	(20)	(2)	(22)

Return on plan assets, excluding interest income	(43)	(3)	(46)	22	1	23

Fair value of plan assets, end of year	378	37	415	428	40	468

Accrued benefit (assets) liabilities and plan deficit, end of year	(34)	4	(30)	19	2	21

Disclosure of fair value of plan assets

	SERP	ERP

Cash and cash equivalents	207	22

Fixed income securities	62	5

Equity securities – Canadian	39	4

Equity securities – Foreign	70	6

	378	37

Significant Weighted-Average Assumptions Used And Cost For The Plans

Accrued benefit obligation	2022 SERP %		2022 ERP %	2021 SERP %		2021 ERP %

Discount rate	5.00		5.00	3.10		3.10

Rate of compensation increase	3.00	(1)	3.00	3.00	(1)	3.00

Benefit cost for the year	2022 SERP %		2022 ERP %	2021 SERP %		2021 ERP %

Discount rate	3.10		3.10	2.70		2.70

Rate of compensation increase	3.00	(1)	3.00	3.00	(1)	3.00

(1)	Applies only to incentive compensation component of eligible pensionable earnings.

Net Pension Benefit Plan Expense

	SERP	ERP	2022 Total	SERP	ERP	2021 Total

Current service cost	–	9	9	–	9	9

Interest cost	14	2	16	13	1	14

Interest income	(13)	(1)	(14)	(11)	–	(11)

Pension expense	1	10	11	2	10	12

Change In Accrued Post-Retirement Obligation

	2022	2021

Accrued benefit obligation and plan deficit, beginning of year	5	4

Current service cost	–	–

Interest cost	–	–

Payment of benefits to employees	–	–

Remeasurements:	–

Effect of changes in demographic assumptions	–	1

Effect of changes in financial assumptions	(1)	(1)

Effect of experience adjustments	–	1

Accrued benefit obligation and plan deficit, end of year	4	5